CONSOLIDATED STATEMENTS OF EARNINGS - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Commodity sales	CAD 23,842	CAD 28,281	CAD 26,039
Gas distribution sales	3,096	2,853	2,265
Transportation and other services	6,856	6,507	4,614
Total revenues	33,794	37,641	32,918
Expenses
Commodity costs	22,949	27,504	25,222
Gas distribution costs	2,292	1,979	1,585
Operating and administrative	4,248	3,281	3,014
Depreciation and amortization	2,024	1,577	1,370
Environmental costs, net of recoveries	(21)	100	362
Goodwill impairment (Note 15)	440	0	0
Total expenses	31,932	34,441	31,553
Total operating income	1,862	3,200	1,365
Income from equity investments (Note 11)	475	368	330
Other expense (Note 27)	(702)	(266)	(135)
Interest expense (Note 17)	(1,624)	(1,129)	(947)
Earnings from continuing operations before income taxes	11	2,173	613
Income taxes (Note 25)	(170)	(611)	(123)
Earnings/(loss) from continuing operations	(159)	1,562	490
Discontinued operations (Note 9)
Earnings from discontinued operations before income taxes		73	6
Income taxes from discontinued operations		(27)	(2)
Earnings from discontinued operations		46	4
Earnings/(loss)	(159)	1,608	494
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	410	(203)	135
Earnings attributable to Enbridge Inc.	251	1,405	629
Preference share dividends	(288)	(251)	(183)
Earnings/(loss) attributable to Enbridge Inc. common shareholders	(37)	1,154	446
Earnings/(loss) attributable to Enbridge Inc. common shareholders
Earnings/(loss) from continuing operations	(37)	1,108	442
Earnings from discontinued operations, net of tax		46	4
Earnings/(loss) attributable to Enbridge Inc. common shareholders	CAD (37)	CAD 1,154	CAD 446
Earnings/(loss) per common share attributable to Enbridge Inc. common shareholders (Note 21)
Continuing operations (in Canadian dollars per share)	CAD (0.04)	CAD 1.34	CAD 0.55
Discontinued operations (in Canadian dollars per share)		0.05
Total earnings per common share (in Canadian dollars per share)	(0.04)	1.39	0.55
Diluted earnings/(loss) per common share attributable to Enbridge Inc. common shareholders (Note 21)
Continuing operations (in Canadian dollars per share)	(0.04)	1.32	0.55
Discontinued operations (in Canadian dollars per share)		0.05
Total diluted earnings per common share (in Canadian dollars per share)	CAD (0.04)	CAD 1.37	CAD 0.55